Note 13 - Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2015	2,940,000	$0.89
Granted	2,452,786	2.61
Exercised	(577,878)	0.90
Expired	(61,908)	1.50
Outstanding, December 31, 2016	4,753,000	$1.77
Granted	530,000	3.19
Exercised	(453,000)	1.18
Expired	(20,000)	2.63
Outstanding, December 31, 2017	4,810,000	$1.97

Disclosure of range of exercise prices of outstanding share options [text block]
	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Feb 17, 2019	960,000	$.51	1.13	960,000	$0.51	1.13
Aug 17, 2020	1,070,000	1.30	2.63	1,070,000	1.30	2.63
June 21, 2021	2,250,000	2.63	3.47	2,250,000	2.63	3.47
Jan 10, 2022	440,000	3.22	4.03	275,000	3.22	4.03
May 5, 2022	90,000	3.04	4.35	45,000	3.04	4.35
	4,810,000	$1.97	2.88	4,600,000	$1.92	2.83

Explanation of effect of share-based payments on entity's profit or loss [text block]

	Year ended December 31,
	2017	2016

Recognized in net loss:
Included in fees, salaries and other employee benefits	$1,053	$2,049
Included in project investigation costs	18	82

Capitalized to mineral property interests:
Committee Bay & Gibson MacQuoid	343	786
Homestake Ridge	149	25
Peru	275	160
	$1,838	$3,102

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]

	Year ended December 31,
	2017	2016
Risk-free interest rate	0.94%	0.66%
Expected dividend yield	nil	nil
Share price volatility	77%	81%
Expected life in years	4.34	4.00

Disclosure of warrants activity [text block]

	Warrants outstanding	Exercise price
Outstanding, December 31, 2015	4,835,000	$1.70
Issued	827,271	1.21
Exercised	(3,643,394)	1.65
Outstanding, December 31, 2016	2,018,877	$1.59
Expired	(37,150)	1.34
Exercised	(1,954,011)	1.60
Outstanding, December 31, 2017	27,716	$1.40